Other operating income (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income.
Schedule of components of other operating income

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Government grants	282,866	347,817	553,153
Claims income	65,368	68,993	101,778
ADR reimbursement	—	80,115	36,087
Others	9,795	34,130	66,044
Total other operating income	358,029	531,055	757,062